Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities-Continuing Operations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement of operations
Interest expense	$ 1,107	$ 15,589
Continuing operations
Statement of cash flows
Net debt repayments	(102,813)	(534,294)
Net debt receipts	95,000	258,287
Financing costs paid	(10,152)	(8,960)
VIE debt | Continuing operations
Statement of operations
Interest expense	8,419	5,280
Statement of cash flows
Net debt repayments	(76,952)	(80,492)
Net debt receipts	0	2,287
Financing costs paid	$ (3,158)	$ 0